Summary of fair values of warrants assumptions (Details) - $ / shares	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
IfrsStatementLineItems [Line Items]
Expected dividend yield		0.00%
Expected volatility		65.00%
Risk-free annual interest rate		3.23%
Expected life (years)		5 years
Weighted average share price		$ 19.06
Weighted average exercise price		$ 19.06
Warrants [member]
IfrsStatementLineItems [Line Items]
Expected dividend yield	0.00%
Expected volatility	65.00%
Risk-free annual interest rate	4.47%
Expected life (years)	2 years 8 months 1 day
Weighted average share price	$ 3.75
Weighted average exercise price	$ 11.53